UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 117.2%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$420	$454,020

Arizona — 1.1%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,185	1,203,119
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35(a)	275	277,307

		1,480,426
California — 13.8%
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	1,010	1,038,593
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(a)	1,200	1,238,328
California Statewide Communities Development Authority, RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/46(a)	1,220	1,281,952
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	990	1,052,162
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.25%, 06/01/47	475	477,593
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,185	1,347,452
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	2,165	2,459,592
5.25%, 05/15/38	615	678,763
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,960	2,065,291
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/31	2,100	2,365,839
5.50%, 11/01/33	1,500	1,686,150

Security	Par (000)	Value
California (continued)
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	$610	$676,478
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 06/01/37	2,025	2,030,022
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	460	523,135

		18,921,350
Colorado — 3.3%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	250	249,223
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(c)	1,000	430,820
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,750	1,937,932
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiative, 5.50%, 07/01/34	1,675	1,712,403
Frasier Meadows Retirement Community Project, 5.25%, 05/15/37	210	223,507

		4,553,885
Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	460	448,233

Delaware — 0.8%
County of Kent Delaware, RB, CHF Dover LLC, Delaware State University Project, Series A, 5.00%, 07/01/58	1,040	1,066,061

District of Columbia — 0.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	1,055	1,034,649

Florida — 6.2%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	225	232,479
5.00%, 05/01/48	555	555,377

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	$5,675	$6,375,579
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	180	183,708
5.38%, 05/01/47	185	188,345
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	875	972,904

		8,508,392
Georgia — 0.1%
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.00%, 12/01/48	100	97,939

Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Health System Project, Series A, 4.00%, 03/01/43	30	28,303
Idaho State Building Authority, RB, Department of Health And Welfare Project, 4.00%, 09/01/48	555	544,155

		572,458
Illinois — 20.6%
Chicago Board of Education, GO:
Dedicated Revenues, Series H, 5.00%, 12/01/46	215	214,987
Project, Series C, 5.25%, 12/01/35	700	712,719
Refunding Dedicated Revenues, Series D, 5.00%, 12/01/27	400	413,552
Refunding Dedicated Revenues, Series F, 5.00%, 12/01/23	290	301,313
Refunding Dedicated Revenues, Series G, 5.00%, 12/01/34	215	217,494
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	4,545	4,957,641
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	560	592,732
Sales Tax Receipts, 5.25%, 12/01/36	1,500	1,576,875
Sales Tax Receipts, 5.25%, 12/01/40	1,750	1,837,605

Security	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	$580	$602,852
5.25%, 12/01/43	2,660	2,726,553
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 08/15/41	1,750	1,893,623
Rush University Medical Center, Series B, 7.25%, 11/01/18(b)	1,600	1,600,000
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19	2,900	2,989,697
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(c)	2,165	276,730
Bonds, 5.00%, 06/15/57	590	606,060
5.50%, 06/15/53	280	295,484
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Bonds, Series B, 0.00%, 12/15/54(c)	3,020	430,018
Series B-2, 5.00%, 06/15/50	125	125,051
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,055	1,139,094
6.00%, 06/01/21	300	327,651
State of Illinois, GO:
5.25%, 02/01/31	730	755,973
5.25%, 02/01/32	1,500	1,548,420
5.50%, 07/01/33	1,500	1,581,720
5.50%, 07/01/38	340	355,446
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	225	233,512

		28,312,802
Indiana — 3.8%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	125	130,977
6.75%, 01/15/43	185	193,499
6.88%, 01/15/52	375	393,000
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	500	505,340
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	3,400	3,423,120

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	$520	$528,726

		5,174,662
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	905	961,038
Midwestern Disaster Area, 5.50%, 12/01/22	5	5,009
Midwestern Disaster Area, 5.25%, 12/01/25	625	660,281

		1,626,328
Kansas — 2.2%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	475	480,918
Kansas Development Finance Authority, Refunding RB, Adventist Health System:
5.50%, 11/15/19(b)	55	56,843
5.50%, 11/15/29	2,445	2,523,876

		3,061,637
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,095	1,174,048
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	915	929,320

		2,103,368
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	680	742,036

Maryland — 1.0%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	135	136,860
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.38%, 06/01/36	415	413,813

Security	Par (000)	Value
Maryland (continued)
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38(e)	$770	$764,795

		1,315,468
Massachusetts — 2.4%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	790	827,691
UMass Boston Student Housing Project, 5.00%, 10/01/41	500	519,850
UMass Boston Student Housing Project, 5.00%, 10/01/48	875	905,590
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, 5.00%, 01/01/45	375	389,471
Trustees of Deerfield Academy, 5.00%, 10/01/40	375	393,053
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	300	318,888

		3,354,543
Michigan — 1.1%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,400	1,506,414

Minnesota — 3.3%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A:
4.00%, 11/15/48	430	410,448
5.00%, 11/15/49	1,790	1,910,789
Duluth EDA, Refunding RB, Essentia Health Obligated Group, Series A(e):
4.25%, 02/15/48	1,665	1,589,709
5.25%, 02/15/58	560	590,682

		4,501,628
Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	125	128,195

Nevada — 4.1%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)	2,600	2,643,784

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	$2,825	$2,936,870

		5,580,654
New Jersey — 7.3%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	265	279,474
New Jersey EDA, RB, State House Project, Series B (BAM), 4.13%, 06/15/39	330	324,806
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA:
5.50%, 06/15/19(b)	500	510,960
5.50%, 12/15/29	250	254,140
New Jersey Housing & Mortgage Finance Agency, RB, S/F, Series CC, 5.25%, 10/01/29	1,400	1,409,268
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	1,990	1,999,055
Series AA, 5.50%, 06/15/39	2,245	2,381,765
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/36	475	510,915
Series A, 5.00%, 06/01/46	1,515	1,563,844
Series A, 5.25%, 06/01/46	390	412,234
Sub-Series B, 5.00%, 06/01/46	380	384,894

		10,031,355
New York — 5.4%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38(e)	2,075	2,047,361
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	926,082
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	1,005	1,086,897
5.75%, 02/15/47	615	658,124
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/21(b)	500	546,240
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	360	393,246
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,480	1,537,779

Security	Par (000)	Value
New York (continued)
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	$275	$255,137

		7,450,866
North Dakota — 0.1%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 4.25%, 02/15/43(e)	200	192,648

Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	225	216,655
5.88%, 06/01/47	1,000	970,990
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,405	2,517,145
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	305	297,198
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	1,385	1,522,863

		5,524,851
Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB:
OU Medicine Project, Series B, 5.25%, 08/15/48	560	592,911
Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,110	1,021,378
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	850	913,214

		2,527,503
Oregon — 0.4%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	575	250,142

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oregon (continued)
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	$315	$308,656

		558,798
Pennsylvania — 4.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	420	436,195
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	55	52,375
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	800	812,552
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	990	963,191
Pennsylvania Turnpike Commission, RB, Series A(b):
5.63%, 12/01/20	1,200	1,283,868
5.63%, 12/01/20	445	476,101
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,530	1,653,119

		5,677,401
Puerto Rico — 1.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	305	309,331
5.63%, 05/15/43	1,420	1,439,326

		1,748,657
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	2,870	2,830,480
5.00%, 06/01/50	125	128,164

		2,958,644
South Carolina — 3.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,825	2,046,354
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,500	1,582,005
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	210	217,489
Series A, 5.00%, 12/01/55	465	479,969

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB (continued):
Series E, 5.25%, 12/01/55	$945	$999,857

		5,325,674
Texas — 12.2%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 01/01/21(b)	2,560	2,757,606
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	1,140	1,247,274
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	2,710	2,891,760
Lower Colorado River Authority, Refunding RB:
5.50%, 05/15/19(b)	5	5,092
5.50%, 05/15/19(b)	80	81,476
5.50%, 05/15/19(b)	5	5,092
5.50%, 05/15/33	1,910	1,942,986
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	1,500	1,629,900
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49(e)	1,850	1,815,960
5.00%, 01/01/50(e)	375	403,436
1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(b)	1,250	1,257,637
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	520	569,572
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,005	2,095,927

		16,703,718
Virginia — 3.5%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	240	244,006
5.13%, 03/01/31	470	478,737
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	425	454,435

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	$475	$484,101
5.50%, 05/15/19	885	901,957
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(b)	1,200	1,204,356
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,010	989,487

		4,757,079
Washington — 1.1%
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/48(a)	1,405	1,451,857

West Virginia — 0.5%
City of Martinsburg West Virginia, RB, M/F Housing, Kings Daughters Apartments, Series A-1, 4.63%, 12/01/43	570	545,901
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	140	127,201

		673,102
Wisconsin — 0.5%
Public Finance Authority, Refunding RB, Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	735	754,301

Total Municipal Bonds — 117.2% (Cost — $155,713,894)		160,881,602

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 18.8%
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,840	1,848,013
Grossmont California Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	3,700	3,895,434
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	600	611,190
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(g)	4,041	4,272,629

Security	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	$5,977	$6,167,060
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 08/01/19(b)	6,448	6,625,161
University of California, RB, Series O, 5.75%, 05/15/19(b)	2,311	2,359,948

		25,779,435
District of Columbia — 1.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	2,129	2,203,469

Georgia — 0.7%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,002,233

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,900	1,883,555

Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,244	1,346,055

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,605	1,514,842

Nevada — 1.5%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(b)	1,994	2,041,592

New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(g)	1,680	1,711,536

New Jersey — 4.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	3,000	3,004,440

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series B, 5.25%, 06/15/36(g)	$2,481	$2,582,544

		5,586,984
New York — 12.4%
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	2,499	2,689,342
Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40(g)	2,985	3,042,402
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39(g)	2,499	2,516,918
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,637,863
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	1,980	2,155,199
State of New York Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 03/15/19(b)	3,000	3,037,965

		17,079,689
North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	1,089	1,070,757

Pennsylvania — 2.7%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,694,928
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,830	1,995,057

		3,689,985

Security	Par (000)	Value
Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	$2,207	$2,126,511

Texas — 5.4%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 02/01/19(b)(g)	3,074	3,099,055
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,200	4,308,003

		7,407,058
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(g)	1,473	1,696,867

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)	1,671	1,608,587

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 56.6% (Cost — $76,712,539)		77,749,155

Total Long-Term Investments — 173.8% (Cost — $232,426,433)		238,630,757

	Shares
Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(h)(i)	1,647,517	1,647,682

Total Short-Term Securities — 1.2% (Cost — $1,647,682)		1,647,682

Total Investments — 175.0% (Cost — $234,074,115)		240,278,439
Liabilities in Excess of Other Assets — (4.2)%		(5,843,242)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (33.1)%		(45,409,581)
VRDP Shares at Liquidity Value, Net of Deferred Offering Cost — (37.7)%		(51,714,419)

Net Assets Applicable to Common Shares — 100.0%		$137,311,197

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal Income Investment Trust (BBF)

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement(s), which expire between December 1, 2018 to June 1, 2026, is $11,774,151.

(h)	Annualized 7-day yield as of period end.
(i)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	569,880	1,077,637	1,647,517	$1,647,682	$2,581	$(57)	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	5	12/19/18	$592	$556
Long U.S. Treasury Bond	23	12/19/18	3,177	42,257
5-Year U.S. Treasury Note	10	12/31/18	1,124	5,933

				$48,746

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

ERB — Education Revenue Bonds

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

IDB — Industrial Development Board

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal Income Investment Trust (BBF)

Portfolio Abbreviations (continued)

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Municipal Income Investment Trust (BBF)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$238,630,757	$—	$238,630,757
Short-Term Securities	1,647,682	—	—	1,647,682

	$1,647,682	$238,630,757	$—	$240,278,439

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$48,746	$—	$—	$48,746

(a)	See above Schedule of Investments for values in sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(45,245,859)	$—	$(45,245,859)
VRDP Shares at Liquidation Value	—	(52,000,000)	—	(52,000,000)

	$—	$(97,245,859)	$—	$(97,245,859)

During the period ended October 31, 2018, there were no transfers between levels.

10

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: December 19, 2018